Acquisitions (Narrative) (Details) (USD $)	3 Months Ended		9 Months Ended		0 Months Ended	3 Months Ended	9 Months Ended	0 Months Ended			0 Months Ended				1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Jul. 14, 2014 Solid Concepts Inc. [Member] item	Sep. 30, 2014 Solid Concepts Inc. [Member]	Sep. 30, 2014 Solid Concepts Inc. [Member]	Jul. 14, 2014 Solid Concepts Inc. [Member] Retention-related and other payments [Member]	Aug. 01, 2014 Harvest Technologies Inc. [Member]	Sep. 23, 2014 GrabCAD	Aug. 15, 2013 MakerBot [Member]	Dec. 31, 2013 MakerBot [Member] First Earn-out Payment [Member]	Sep. 30, 2014 MakerBot [Member] Second Earn-out Payment [Member]	Dec. 31, 2013 MakerBot [Member] Second Earn-out Payment [Member] Maximum [Member]	Oct. 31, 2013 Stratasys Japan Co. Ltd [Member]
Ownership percentage					100.00%				100.00%	100.00%					51.00%
Number of separate annual installments for the additional deferred payments					3
Undiscounted amount of the deferred payments						$ 60,200,000	$ 60,200,000
Expense recorded due to the revaluation of the deferred payments	5,578,000	1,607,000	(1,289,000)	1,607,000		7,500,000
Potential retention related payments					76,400,000		65,400,000
Cash paid for acquisitions					40,780,000			19,000,000
Remaining amount for three annual installments								57,400,000
Deferred payments						8,500,000
Consideration issued for acquisition											493,700,000				2,000,000
Earn-out obligation amount												10,800,000
Earn out obligation shares														800,000
Earn-out obligation													$ 9,500,000